Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 9.1	$ 10.8	$ 14.8
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.1	4.8	15.6
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.7	13.9	15.9
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.2	9.4	12.8
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.8	3.0	3.2
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.4	4.1	5.5
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.3	2.3	6.0
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(7.2)	(13.0)	(23.1)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.6	16.6	19.2
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	39.4	$ 37.6	$ 16.9
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.8
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.5
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.6
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.6
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.5
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.5
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.2
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(10.3)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.3
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	35.0
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.5
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.7
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.4
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.6
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.2
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.8
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.3
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	18.7
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	43.5
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.6
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.4
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.6
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.2
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.4
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.1
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.0
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.5
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 25.5